Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash and Cash Equivalent (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash and Cash Equivalent [Abstract]
Cash and cash equivalents	$ 40,086	$ 38,201
Restricted cash and cash equivalents		6,910
Total cash and cash equivalents, and restricted cash and cash equivalents	$ 40,086	$ 45,111	$ 48,348	$ 32,005